Subsequent Events	12 Months Ended
Jan. 31, 2025
Disclosure of non-adjusting events after reporting period [abstract]
Subsequent Events
31.	SUBSEQUENT EVENTS
Over the last months, the United States has announced their intention to impose new tariffs on imports originating from Canada, Mexico, Europe and China. The nature, extent and timing of the potential imposition of such tariffs by the United States, as well as new duties, other trade restrictions and any retaliatory measures by any of those countries, as well as the impact they may have on the Company and consumer demand is uncertain, such that accurately estimating the financial impact is not possible at this time.